BUSINESS SEGMENT INFORMATION - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) $ in Millions	1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) client_channel Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Client Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment										4		4
Number of main client channels										3		3
Segment Reporting Information [Line Items]
Net income (loss) attributable to Holdings	$ 1,254	$ (496)	$ 164	$ 214		$ 10	$ (277)	$ 378	$ 341	$ (118)	$ 351	$ 834	$ 1,254	$ 325
Adjustments related to:
Goodwill impairment					$ 369					0	370	369
Non-GAAP Operating Earnings	1,391	693				400				1,662	1,114	2,035		1,407
Interest cost related to these loans		65				42				171	115	160	174	136
Adjustments
Adjustments related to:
Variable annuity product features	(2,143)	1,403				507				1,829	738	(1,107)		(1,778)
Investment (gains) losses	1,983	36				11				(44)	32	(191)		15
Goodwill impairment		0				0				0	369	369
Net actuarial (gains) losses related to pension and other postretirement benefit obligations	(140)	24				34				182	101	(135)		(137)
Other adjustments	7	51				56				229	61	(119)		130
Income tax expense (benefit) related to above adjustments	(93)	(409)				(35)				(461)	(446)	(644)		(615)
Non-recurring tax items	(63)	84				(183)				45	(92)	(76)		(103)
Operating Segments | Individual Retirement
Adjustments related to:
Non-GAAP Operating Earnings	1,167	434				326				1,207	844	1,252		1,091
Operating Segments | Group Retirement
Adjustments related to:
Non-GAAP Operating Earnings	167	134				85				287	193	283		169
Operating Segments | Investment Management and Research
Adjustments related to:
Non-GAAP Operating Earnings	161	96				45				274	138	211		173
Operating Segments | Protection Solutions
Adjustments related to:
Non-GAAP Operating Earnings	77	137				(3)				160	54	502		114
Corporate and Other
Adjustments related to:
Non-GAAP Operating Earnings	$ (181)	(108)				(53)				(266)	(115)	(213)		(140)
Interest cost related to these loans		$ 65				$ 31				$ 171	$ 104	$ 138	$ 161	$ 131